Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

October 31, 2013

Dates Covered
Collections Period	10/01/13 - 10/31/13
Interest Accrual Period	10/15/13 - 11/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/13	465,842,278.39	28,889
Yield Supplement Overcollateralization Amount at 09/30/13	8,490,285.67	0

Receivables Balance at 09/30/13	474,332,564.06	28,889
Principal Payments	19,471,388.84	780
Defaulted Receivables	996,186.33	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/13	8,014,821.91	0

Pool Balance at 10/31/13	445,850,166.98	28,062

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	6,274,427.08	492
Past Due 61-90 days	1,454,828.81	102
Past Due 91 + days	426,669.34	25

Total	8,155,925.23	619

Total 31+ Delinquent as % Ending Pool Balance	1.83%

Recoveries	621,351.19

Aggregate Net Losses/(Gains)—October 2013	374,835.14

Overcollateralization Target Amount	20,063,257.51
Actual Overcollateralization	20,063,257.51

Weighted Average APR	3.73%
Weighted Average APR, Yield Adjusted	4.75%
Weighted Average Remaining Term	49.59

Flow of Funds	$ Amount
Collections	21,508,693.24
Advances	(1,184.81)
Investment Earnings on Cash Accounts	2,436.27
Servicing Fee	(395,277.14)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,114,667.56

Distributions of Available Funds
(1) Class A Interest	214,722.32
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	19,092,466.39
(7) Distribution to Certificateholders	1,794,810.08
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,114,667.56

Servicing Fee	395,277.14
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 10/15/13	444,879,375.86
Principal Paid	19,092,466.39
Note Balance @ 11/15/13	425,786,909.47

Class A-1
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-2
Note Balance @ 10/15/13	147,022,375.86
Principal Paid	19,092,466.39
Note Balance @ 11/15/13	127,929,909.47
Note Factor @ 11/15/13	58.6834447%

Class A-3
Note Balance @ 10/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	176,000,000.00
Note Factor @ 11/15/13	100.0000000%

Class A-4
Note Balance @ 10/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	107,515,000.00
Note Factor @ 11/15/13	100.0000000%

Class B
Note Balance @ 10/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	14,342,000.00
Note Factor @ 11/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	227,391.09
Total Principal Paid	19,092,466.39

Total Paid	19,319,857.48

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	52,683.02
Principal Paid	19,092,466.39

Total Paid to A-2 Holders	19,145,149.41

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3325126
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.9187994

Total Distribution Amount	28.2513120

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2416652
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	87.5801211

Total A-2 Distribution Amount	87.8217863

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/13	81,168.37
Balance as of 10/31/13	79,983.56
Change	(1,184.81)

Reserve Account
Balance as of 10/15/13	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	—
Balance as of 11/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36